ASSET RETIREMENT OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations Liability

The following is a reconciliation of the long term asset retirement obligations liability through September 30, 2025:

Asset retirement obligations – January 1, 2024	$248,651

Accretion expense	806,381
Estimated liabilities recorded	70,949
Settlement of ARO obligation	(26,670)

Asset retirement obligations –December 31, 2024	$1,099,311

Accretion expense	1,799
Estimated liabilities recorded	-
Settlement of ARO obligation	-

Asset retirement obligations – March 31, 2025	$1,101,110

Accretion expense	1,799
Estimated liabilities recorded	-
Settlement of ARO obligation	-

Asset retirement obligations – June 30, 2025	$1,102,909

Accretion expense	1,800
Estimated liabilities recorded	-
Settlement of ARO obligation	-

Asset retirement obligations – September 30, 2025	$1,104,709

In addition to the long term ARO liability detailed above, a current liability of $161,052 has been recorded for plugging and abandonment costs related to the Panther Project which are due with one year.

The following is a reconciliation of the asset retirement obligations liability through December 31, 2024:

Asset retirement obligations – January 1, 2023	$246,866

Accretion expense	1,785
Estimated liabilities recorded	-

Asset retirement obligations – January 1, 2024	$248,651

Accretion expense	806,381
Recognition of ARO liability	70,949
ARO obligation applied to plugging cost	(26,670)

Asset retirement obligations –December 31, 2024	$1,099,311